Allowance for Credit Losses - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Financing Receivable Allowance For Credit Losses [Line Items]
Accounts receivable, allowance	$ 1,523	$ 1,290
Finance Leases | Accounts Receivable | Credit Concentration Risk
Financing Receivable Allowance For Credit Losses [Line Items]
Concentration risk percentage	89.00%
Container Leaseback Financing Receivable | Accounts Receivable | Credit Concentration Risk
Financing Receivable Allowance For Credit Losses [Line Items]
Concentration risk percentage	95.90%
Billed
Financing Receivable Allowance For Credit Losses [Line Items]
Accounts receivable, allowance	$ 1,523	1,290
Billed | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Accounts receivable, allowance	581	592
Unbilled | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Net investment in finance leases, allowance for credit loss	887	743
Unbilled | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Container leaseback financing receivable, allowance for credit losses	$ 121	$ 113